4. Accounting for Derivatives and Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Accounting for Derivatives and Hedging Activities

The following table lists the fair values of the Company’s derivative assets and liabilities as of June 30, 2015 and December 31, 2014:

	Fair Value
	Asset Derivatives	Liability Derivatives
At June 30, 2015
Designated as cash flow hedges:
Energy commodity contracts	$–	$(885,145)

Not designated as hedging instruments:
Energy commodity contracts	1,038,963	(1,717,180)
Total derivative instruments	1,038,963	(2,602,325)
Cash deposits in collateral accounts	10,044,486	–
Cash in trading accounts, net	$11,083,449	$(2,602,325)

At December 31, 2014
Designated as cash flow hedges:
Energy commodity contracts	$15,732	$(879,140)

Not designated as hedging instruments:
Energy commodity contracts	2,350,662	(2,556,862)
FTRs	1,435,819	–
Total derivative instruments	3,802,213	(3,436,002)
Cash deposits in collateral accounts	20,733,441	–
Cash in trading accounts, net	$24,535,654	$(3,436,002)

For the three months ended June 30, 2015, the Company hedged the cost of 19,640 MWh via designated derivatives or 21.43% of the 91,647 MWh of electricity sold to its retail customers in such period.

For the six months ended June 30, 2015, the Company hedged the cost of 33,635 MWh via designated derivatives or 22.73% of the 147,995 MWh of electricity sold to its retail customers in such period.

As of June 30, 2015, we had designated futures contracts for 61,952 MWh for delivery in the remainder of 2015 as cash flow hedges of expected electricity purchases for customers receiving service from us as of that date. $885,145 of the net loss on the 2015 contracts was deferred and included in accumulated other comprehensive income (“AOCI”). These amounts are expected to be reclassified to cost of energy sold by December 31, 2015.

As of June 30, 2015, AOCI includes $705,300 of losses related to cash flow hedges that were discontinued. The total amount will be reclassified to cost of retail electricity sold by August 31, 2015.

As of December 31, 2014, we had hedged the cost of 48,947 MWh (approximately 10.5% of expected 2015 electricity purchases for the customers receiving service from us as of that date) and $863,408 of the net loss on the effective portion of the hedge was deferred and included in AOCI. This amount is expected to be reclassified to cost of retail electricity sold by December 31, 2015.

The following table summarizes the amount of gain or loss recognized in AOCI or earnings for derivatives designated as cash flow hedges for the periods indicated:

	Gain (Loss) Recognized in AOCI	Income Statement Classification	Gain (Loss) Reclassified from AOCI
Three Months Ended June 30, 2015
Cash flow hedges	$(898,116)	Cost of energy sold	$(435,395)

Six Months Ended June 30, 2015
Cash flow hedges	$(932,739)	Cost of energy sold	$(911,002)

Year Ended December 31, 2014
Cash flow hedges	$(1,128,514)	Cost of energy sold	$91,508

The following table provides details with respect to changes in AOCI as presented in our consolidated balance sheets, including those relating to our designated cash flow hedges, for the three and six month periods from ended June 30, 2015:

	Foreign Currency	Cash Flow Hedges	Available for Sale Securities	Total
Three Months ended June 30, 2015
Balance - March 31, 2015	$947,771	$(422,424)	$23,391	$548,738
Other comprehensive income (loss) before reclassifications	(360,569)	(898,116)	(5,492)	(1,264,177)
Amounts reclassified from AOCI	–	435,395	–	435,395
Net current period other comprehensive income (loss)	(360,569)	(462,721)	(5,492)	(828,782)

Balance - June 30, 2015	$587,202	$(885,145)	$17,899	$(280,044)

Six Months ended June 30, 2015
Balance - December 31, 2014	$999,041	$(863,408)	$11,116	$146,749
Other comprehensive income (loss) before reclassifications	(411,839)	(932,739)	6,783	(1,337,795)
Amounts reclassified from AOCI	–	911,002	–	911,002
Net current period other comprehensive income (loss)	(411,839)	(21,737)	6,783	(426,793)
Balance - June 30, 2015	$587,202	$(885,145)	$17,899	$(280,044)

The following table lists the fair values of the Company’s derivative assets and liabilities as of December 31, 2014 and 2013:

	Fair Value
	Asset Derivatives	Liability Derivatives

At December 31, 2014
Designated as cash flow hedges:
Energy commodity contracts	$15,732	$(879,140)
Not designated as hedging instruments:
Energy commodity contracts	2,350,662	(2,556,862)
FTR positions, net	1,435,819	–
Total derivative instruments	3,802,213	(3,436,002)
Cash deposits in collateral accounts	20,620,941	–
Cash in trading accounts, net	$24,423,154	$(3,436,002)

At December 31, 2013
Designated as cash flow hedges:
Energy commodity contracts	$417,310	$(60,695)
Not designated as hedging instruments:
Energy commodity contracts	717,606	(757,828)
Total derivative instruments	1,134,916	(818,523)
Cash deposits in collateral accounts	10,168,055	–
Cash in trading accounts, net	$11,302,971	$(818,523)

As of December 31, 2014, we had hedged the cost of 48,947 MWh (approximately 10.5% of expected 2015 electricity purchases for the customers receiving service from us as of that date) and $863,408 of the net loss on the effective portion of the hedge was deferred and included in AOCI. This amount is expected to be reclassified to cost of energy sold by December 31, 2015.

As of December 31, 2013, we had hedged the cost of 32,760 MWh (approximately 32% of expected 2014 electricity purchases for the customers receiving service from us as of that date) and $356,614 of the net gain on the effective portion of the hedge was deferred and included in AOCI. This entire amount was reclassified to cost of energy sold by December 31, 2014.

The following table summarizes the amount of gain or loss recognized in AOCI or earnings for derivatives designated as cash flow hedges for the periods indicated:

	Gain (Loss) Recognized in AOCI	Income Statement Classification	Gain (Loss) Reclassified from AOCI
Year Ended December 31, 2014
Cash flow hedges	$(1,128,514)	Cost of energy sold	$91,508

Year Ended December 31, 2013
Cash flow hedges	$685,936	Cost of energy sold	$247,290

The following table provides details with respect to changes in AOCI as presented in our consolidated balance sheets, including those relating to our designated cash flow hedges, for the period from January 1, 2013 to December 31, 2014:

	Foreign Currency	Cash Flow Hedges	Available for Sale Securities	Total
Balance - December 31, 2012	$539,311	$(82,032)	$–	$457,279

Other comprehensive income (loss) before reclassifications	(201,303)	685,936	5,767	490,400
Amounts reclassified from AOCI	–	(247,290)	–	(247,290)
Net current period other comprehensive income (loss)	(201,303)	438,646	5,767	243,110
Balance - December 31, 2013	$338,008	$356,614	$5,767	$700,389

Other comprehensive income (loss) before reclassifications	661,033	(1,128,514)	11,116	$(456,365)
Amounts reclassified from AOCI	–	(91,508)	(5,767)	(97,275)
Net current period other comprehensive income (loss)	661,033	(1,220,022)	5,349	(553,640)
Balance - December 31, 2014	$999,041	$(863,408)	$11,116	$146,749